Income Taxes (Details 6) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Inventory	$ 6,639	$ 7,305
Tax credit carryforwards	2,178	1,328
Operating loss carryforward-statutory tax	38,264	34,341
Operating loss carryforward-undistributed earnings tax	17,930	14,695
Other	2,646	2,425
Total gross deferred tax assets	67,657	60,094
Less: valuation allowance	(58,943)	(51,242)	$ (44,320)	$ (40,966)
Net deferred tax assets	8,714	8,852
Deferred tax liabilities:
Unrealized foreign exchange gain	(29)	(1,181)
Prepaid pension cost	(450)	(417)
Acquired intangible assets	(572)	(1,178)
Other	(7)	(46)
Total gross deferred tax liabilities	(1,058)	(2,822)
Net deferred tax assets	$ 7,656	$ 6,030